ADVANCES FROM OFFICER	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
7. ADVANCES FROM OFFICER

During theyear ended December 31, 2013, the Company received an aggregate of $64,000 of cash advances from an officer of the Company andmade aggregate repayments of $64,000.  The advances were non-interest bearing and short-term in nature.